Deutsche
Asset Management
                                                                       [DB Logo]




Summary Prospectus | March 31, 2017



Deutsche Real Estate Securities Fund





 CLASS/Ticker    A   RRRAX    T   RRRTX    C   RRRCX    R   RRRSX    R6   RRRZX    INST   RRRRX    S   RRREX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at deutschefunds.com/ mutualpros. You can also get this information at no cost by e-mailing a request to service@db.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated March 31, 2017, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund's investment objective is long-term capital appreciation and current income.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial advisor and in Choosing a Share Class in the prospectus (p.
31), Sales Charge Waivers and Discounts Available Through Intermediaries in the prospectus (Appendix B, p. 77) and Purchase and Redemption of Shares in the fund's SAI (p. II-16).


SHAREHOLDER FEES (paid directly from your investment)


                                  A           T          C       R      R6    INST      S
                         ----------  ----------  ---------  ------  ------  ------  -----
Maximum sales
charge (load) imposed
on purchases, as % of
offering price                5.75       2.50      None     None    None    None    None
------------------------      ----       ----      --       ------  ------  ------  ---
Maximum deferred
sales charge (load), as
% of redemption
proceeds                    None        None     1.00       None    None    None    None
------------------------    ------      -----    ----       ------  ------  ------  ---
Account Maintenance
Fee (annually, for fund
account balances
below $10,000 and
subject to certain
exceptions)                $   20       None     $20        None    None    None    $20
------------------------   -------      -----    ----       ------  ------  ------  ---

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)


                              A          T          C          R          R6        INST           S
                      ---------  ---------  ---------  ---------  ----------  ----------  ----------
Management fee            0.39       0.39       0.39       0.39       0.39        0.39        0.39
---------------------     ----       ----       ----       ----       ----        ----        ----
Distribution/service
(12b-1) fees              0.25       0.25       1.00       0.50      None        None        None
---------------------     ----       ----       ----       ----      -----       -----       -----
Other expenses1           0.34       0.29       0.27       0.41       0.14        0.24        0.32
---------------------     ----       ----       ----       ----      -----       -----       -----
TOTAL ANNUAL FUND
OPERATING EXPENSES        0.98       0.93       1.66       1.30       0.53        0.63        0.71
---------------------     ----       ----       ----       ----      -----       -----       -----

(1) "Other expenses" for Class T are based on estimated amounts for the current fiscal year.



EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         T         C         R      R6    INST       S
-------  --------  --------  --------  --------  ------  ------  ------
1        $ 669     $ 343     $ 269     $ 132     $54     $64     $73
--       -----     -----     -----     -----     ---     ---     ---
3          869       539       523       412     170     202     227
--       -----     -----     -----     -----     ---     ---     ---
5        1,086       752       902       713     296     351     395
--       -----     -----     -----     -----     ---     ---     ---
10       1,707     1,364     1,965     1,568     665     786     883
--       -----     -----     -----     -----     ---     ---     ---

You would pay the following expenses if you did not redeem your shares:

YEARS           A         T         C         R      R6    INST       S
-------  --------  --------  --------  --------  ------  ------  ------
1        $ 669     $ 343     $ 169     $ 132     $54     $64     $73
--       -----     -----     -----     -----     ---     ---     ---
3          869       539       523       412     170     202     227
--       -----     -----     -----     -----     ---     ---     ---
5        1,086       752       902       713     296     351     395
--       -----     -----     -----     -----     ---     ---     ---
10       1,707     1,364     1,965     1,568     665     786     883
--       -----     -----     -----     -----     ---     ---     ---

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2016: 153%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes (calculated at the time of any investment), in equity securities of real estate investment trusts (REITs) and real estate companies. A company is considered to be a real estate company if, in the opinion of portfolio management, at least 50% of its revenues or 50% of the market value of its assets at the time of purchase are attributed to the ownership, construction, management or sale of real estate. The fund may invest without limitation in securities of companies engaged principally in the real estate industry.


The fund may also invest a portion of its assets in other types of securities. These securities may include short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry and other similar securities.


MANAGEMENT PROCESS. Portfolio management looks for real estate securities it believes have the potential for stock price appreciation and a record of paying dividends.


In attempting to find these issuers, portfolio management tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. For this analysis, portfolio management uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs. Its analysis also considers the companies' management structures, financial structures and business strategies. Lastly, portfolio management considers the real estate securities markets in general when making investment decisions.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.


ACTIVE TRADING. The fund may trade securities actively and this may lead to high portfolio turnover.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.


CONCENTRATION RISK. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting the particular segment of the market in which the fund concentrates may have a significant impact on the fund's performance.


REAL ESTATE SECURITIES RISK. The fund may invest without limitation in securities of companies engaged principally in the real estate industry, and will therefore be susceptible to adverse economic, business, regulatory or other occurrences affecting real estate companies. Real estate companies, including REITs, can be affected by the risks associated with direct ownership of real estate, such as general or local economic conditions, decreases in real estate value, increases in property taxes and operating expenses, liabilities or losses due to environmental problems, delays in completion of construction, falling rents (whether due to poor demand, increased competition, overbuilding, or limitations on rents), zoning changes, rising interest rates, lack of credit, failure of borrowers to repay loans and losses from casualty or condemnation. In addition, many real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Further, REITs are dependent upon management skills, may not be diversified and may have relatively small market capitalizations, which can increase volatility. REITs must satisfy certain requirements in order to qualify for favorable tax treatment under applicable tax laws, and a failure to qualify could adversely



                                       2
                                            Deutsche Real Estate Securities Fund


                                               SUMMARY PROSPECTUS March 31, 2017
affect the value of the REIT. By investing in REITs through a fund, a shareholder will bear expenses of the REITs in addition to expenses of the fund.

NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Credit risk for high-yield securities is greater than for higher-rated securities.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The longer the duration of the fund's debt securities, the more sensitive the fund will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.)


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


OPERATIONAL AND TECHNOLOGY RISK. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.


ACTIVE TRADING RISK. Active securities trading could raise transaction costs (thus lowering returns) and could mean increased taxable distributions to shareholders and distributions that will be taxable to shareholders at higher federal income tax rates.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.


Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of the fund's Institutional Class shares adjusted to reflect the higher expenses and applicable sales charges of Class T.


CALENDAR YEAR TOTAL RETURNS (%) (Class A)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.



[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







   2007        2008       2009       2010       2011      2012       2013       2014       2015      2016
  -15.89       -39.34     29.98      28.66      8.99      17.04       -0.44     31.34      2.58      6.75





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                                            Deutsche Real Estate Securities Fund


                                               SUMMARY PROSPECTUS March 31, 2017

                    RETURNS    PERIOD ENDING
 BEST QUARTER      32.06%      September 30, 2009
 WORST QUARTER     -39.88%     December 31, 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2016 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                             -----------  ---------  ---------  ---------
CLASS A before tax            9/5/2002        0.62       9.57       3.92
---------------------------  ---------       -----      -----       ----
  After tax on distribu-
  tions                                      -3.28       6.80       1.93
  After tax on distribu-
  tions and sale of fund
  shares                                     1.55        6.98       2.54
---------------------------  ---------      ------      -----       ----
CLASS T before tax           3/31/2017       4.09       10.37       4.32
---------------------------  ---------      ------      -----       ----
CLASS C before tax            9/5/2002       5.98       10.10       3.82
---------------------------  ---------      ------      -----       ----
CLASS R before tax           10/1/2003       6.36       10.53       4.26
---------------------------  ---------      ------      -----       ----
INST CLASS before tax        12/1/1999       7.09       11.27       4.91
---------------------------  ---------      ------      -----       ----
CLASS S before tax            5/2/2005       7.04       11.15       4.79
---------------------------  ---------      ------      -----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                   11.96       14.66       6.95
---------------------------  ---------      ------      -----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees or expenses)                            8.60       11.86       4.96
---------------------------  ---------      ------      -----       ----



                                   CLASS          1       SINCE
                               INCEPTION       YEAR   INCEPTION
                             -----------  ---------  ----------
CLASS R6 before tax          8/25/2014        7.24       8.26
---------------------------  ---------       -----       ----
STANDARD & POOR'S 500
INDEX (reflects no deduc-
tion for fees, expenses
or taxes)                                    11.96       7.43
---------------------------  ---------       -----       ----
MSCI US REIT INDEX
(reflects no deduction for
fees or expenses)                             8.60       6.75
---------------------------  ---------       -----       ----

The Advisor believes the additional MSCI US REIT Index reasonably represents the fund's overall investment process.



MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


SUBADVISOR

RREEF America L.L.C.


PORTFOLIO MANAGER(S)

JOHN W. VOJTICEK, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2004.


DAVID W. ZONAVETCH, CPA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2013.


ROBERT THOMAS, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2017.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                               AUTOMATIC
                                              UGMAS/          INVESTMENT
                   NON-IRA            IRAS     UTMAS               PLANS
         -----------------  --------------  --------  ------------------
A T C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None              N/A         N/A             N/A
--           -----                ----       -----            ----
R6              None              N/A         N/A             N/A
--           -----                ----       -----            ----
INST     1,000,000                N/A         N/A             N/A
--       ---------                ----       -----            ----
S            2,500               1,000       1,000           1,000
--       ---------               -----       -----           -----

For participants in all group retirement plans for Class A, T, C and S shares, and in certain fee-based and wrap programs approved by the Advisor for Class A, C and S shares, there is no minimum initial investment and no minimum additional investment. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Class R, Class R6 and Institutional Class shares. The minimum additional investment in all other instances is $50.



TO PLACE ORDERS


MAIL           New Accounts             Deutsche Asset Management
                                        PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   Deutsche Asset Management
                                        PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            Deutsche Asset Management
               Redemptions              PO Box 219557
                                        Kansas City, MO 64121-9557
EXPEDITED MAIL                          Deutsche Asset Management
                                        210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                deutschefunds.com
TELEPHONE                               (800) 728-3337, M - F 8 a.m. - 7 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 7 p.m. ET


The fund is generally open on days when the New York Stock Exchange is open for regular trading. Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day by visiting our Web site, by mail, or by telephone; however you may have to elect certain privileges on your initial account application. If you are working with a financial advisor, contact your financial advisor for assistance with buying or selling fund shares. A financial advisor separately may impose its own policies and procedures for buying and selling fund shares.



                                       4
                                            Deutsche Real Estate Securities Fund


                                               SUMMARY PROSPECTUS March 31, 2017

Class T shares are available only to investors who are investing through a third party financial intermediary, such as a bank or broker-dealer. Class R and Class R6 shares are generally available only to certain retirement plans, which may have their own policies or instructions for buying and selling fund shares. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. Any withdrawals you make from such tax-advantaged investment plans, however, may be taxable to you.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund, the Advisor, and/or the Advisor's affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


No such payments are made with respect to Class R6 shares. To the extent the fund makes such payments with respect to another class of its shares, the expense is borne by the other share class.


                                       5
                                            Deutsche Real Estate Securities Fund
                                     SUMMARY PROSPECTUS March 31, 2017 DRESF-SUM